Schedule of changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Opening balance of investments (assets)	R$ 3,535,906	R$ 3,482,974
Capital increase and (Decrease)/acquisition of shares(1)	58,178	3,400
Dividends (2)	(61,898)	(82,642)
Comprehensive income (3)	453	6,895
Update of shares measured at fair value through profit or loss (Note 15 II)	109,254	12,579
Equity in results of affiliated companies (6)	219,508	124,324	R$ 125,715
Amortization of fair value - investment MRS	(11,747)	(11,747)
Others	(7)	123
Closing balance of investments (assets)	R$ 3,849,647	R$ 3,535,906	R$ 3,482,974